Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Current Liabilities
Other Current Liabilities

10. Other Current Liabilities

Other current liabilities consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Payables related to property and equipment	1,788,628	1,874,562
Deposits from network partners(1)	1,087,087	1,479,027
Salary and welfare payable	1,047,517	1,179,917
Payables to individual couriers(2)	640,273	779,481
Construction deposits	99,727	173,874
Payables to network partners(3)	237,191	228,213
Accrued expenses	199,639	345,468
VAT and surcharge payable	189,771	110,176
Others	504,547	554,025
Total	5,794,380	6,724,743
(1)	Deposits from network partners represent the waybill deposits collected from the pickup outlets operated by network partners. The deposits will be refunded when the parcels are delivered to the recipients.
(2)	Payables to individual couriers represent the amount to be paid by the Company to individual couriers on behalf of its network partners for their last mile dispatch.
(3)	Payables to network partners represent the amount collected by the Company on behalf of its network partners in the provision of express delivery services.